Schedule II.-Valuation and Qualifying Accounts and Reserves (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Restructuring cost
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		¥ 252	¥ 690	¥ 2,049
Acquisitions		0	0	0
Addition: Charged to costs and expenses		2,781	0	73
Deduction		(187)	(474)	(1,365)
Translation adjustment		4	36	(67)
Balance at end of period		2,850	252	690
Restructuring cost | Severance and other benefits to terminated employees
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		252	690	2,049
Acquisitions		0	0	0
Addition: Charged to costs and expenses		2,781	0	73
Deduction		(187)	(474)	(1,365)
Translation adjustment		4	36	(67)
Balance at end of period		2,850	252	690
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		21,560	15,369	13,156
Acquisitions		1,403	805	522
Addition: Charged to costs and expenses		13,414	7,458	3,401
Deduction	[1]	(2,445)	(2,487)	(1,677)
Other	[2]	1,223	415	(33)
Balance at end of period		¥ 35,155	¥ 21,560	¥ 15,369

[1]	The amount of deduction includes benefits recognized in earnings, expiration of loss carryforwards and sales of subsidiaries. The amounts of benefits recognized in earnings were ¥890 million in fiscal 2020, ¥553 million in fiscal 2021 and ¥1,742 million in fiscal 2022.
[2]	The amount of other includes translation adjustment and the effect of changes in statutory tax rate.